CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS

(in thousands of $)	June 30, 2023	December 31, 2022
Capital improvements in progress	306	4,127
Newbuildings	112,493	93,733
	112,799	97,860

Capital improvements in progress of $0.3 million comprise of advances paid and costs incurred in respect of upgrades in relation to the SPS on one rig (December 31, 2022: on two rigs). This is recorded in "Capital improvements, newbuildings and vessel purchase deposits" until such time as the equipment is installed on a vessel or rig, at which point it is transferred to "Vessels, rigs and equipment, net" or "Investment in sales-type leases and direct financing leases".

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures in relation to four (December 31, 2022: four) newbuilding contracts, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $5.2 million in the six months ended June 30, 2023 (December 31, 2022: $2.7 million).

As of June 30, 2023, the Company had paid total installments and related costs of $47.3 million in relation to two dual-fuel 7,000 car equivalent unit (“CEU”) newbuilding car carriers, currently under construction. The vessels are expected to be delivered in the second half of 2023 and will immediately commence a 10-year time charter to Volkswagen Group.

As of June 30, 2023, the Company had paid total installments and related costs of $65.2 million in relation to another two dual-fuel 7,000 CEU newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2024 and will immediately commence a 10-year time charter to K Line.
During the six months ended June 30, 2023, the Company paid no deposit in connection with the acquisition of any vessels.